Investment Strategy	Oct. 31, 2024
Lord Abbett International Opportunities Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]

Effective immediately, the Principal Investment Strategies for the Fund will be revised as follows. Please review this important information carefully.

The first paragraph under the section titled “Principal Investment Strategies” of the summary prospectus is replaced with the following:

The Fund invests in stocks of companies principally based outside the United States. Under normal conditions, the Fund pursues its investment objective by investing at least 65% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small companies. A small company is defined as a company having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the S&P Developed Ex-U.S. SmallCap® Index. The Fund uses a “blend” strategy to gain investment exposure to both growth and value stocks, or to stocks with characteristics of both.

Please retain this document for your future reference.